SCHEDULE OF REMAINING TERM AND DISCOUNT RATE (Details)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2026
Debt Disclosure [Abstract]
Debt instrument weighted average remaining term	25 days
Debt instrument weighted average rate	0.0350